Derivative Instruments and Hedging Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments and Hedging Activities [Abstract]
Recognized finance income loss	$ 142	$ 246